7. INVENTORIES (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
InventoriesLineItems [Line Items]
Beginning balance	R$ 33,314	R$ (327,028)
Additions	(245,398)	(495,570)
Reversals	95,881	143,406
Write-offs	219,153	515,576
Restatement by Hyperinflation		(5,450)
Transfer - held for sale (1)		31,438
Exchange rate variation	312	(477)
Ending balance	44,338	33,314
Provision For Adjustment to Realizable Value [Member]
InventoriesLineItems [Line Items]
Beginning balance	(65,490)	(253,720)
Additions	(81,988)	(317,039)
Reversals	95,881	143,406
Write-offs	41,156	342,813
Restatement by Hyperinflation		(4,924)
Transfer - held for sale (1)		23,898
Exchange rate variation	(271)	76
Ending balance	(10,712)	(65,490)
Provision For Deterioration [Member]
InventoriesLineItems [Line Items]
Beginning balance	(60,586)	(66,394)
Additions	(153,881)	(153,245)
Reversals
Write-offs	171,637	152,823
Restatement by Hyperinflation		(526)
Transfer - held for sale (1)		7,214
Exchange rate variation	304	(458)
Ending balance	(42,526)	(60,586)
Provision For Obsolescense [Member]
InventoriesLineItems [Line Items]
Beginning balance	(12,029)	(6,914)
Additions	(9,529)	(25,286)
Reversals
Write-offs	6,360	19,940
Restatement by Hyperinflation
Transfer - held for sale (1)		326
Exchange rate variation	279	(95)
Ending balance	R$ (14,919)	R$ (12,029)